Insurance Contracts - Summary of Insurance Liabilities (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts and reinsurance contracts issued		₩ 57,165,936	₩ 54,415,296	$ 48,220,950	₩ 34,966,683
Premium reserve	[1]	50,449,513	48,255,485
Reserve for outstanding claims		3,640,377	3,140,315
Unearned premium reserve		1,919,307	1,869,713
Reserve for dividend to policyholders		162,985	170,684
Reserve for distribution of earnings to policyholders		67,950	56,301
Reserve for loss compensation on participating insurance		30,898	26,908
Guarantee reserve		894,906	895,890
Amortization Of Value Of Business Acquired VOBA		2,390,985	2,698,010
Non-life insurance
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts and reinsurance contracts issued		31,583,666	29,935,945
Premium reserve	[1]	26,086,004	24,990,530
Reserve for outstanding claims		3,378,427	2,885,006
Unearned premium reserve		1,909,327	1,859,367
Reserve for dividend to policyholders		122,025	129,660
Reserve for distribution of earnings to policyholders		63,093	51,292
Reserve for loss compensation on participating insurance		24,790	20,090
Guarantee reserve		0	0
Life insurance
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts and reinsurance contracts issued		25,579,546	24,476,029
Premium reserve	[1]	24,363,509	23,264,955
Reserve for outstanding claims		259,848	252,883
Unearned premium reserve		9,358	9,450
Reserve for dividend to policyholders		40,960	41,024
Reserve for distribution of earnings to policyholders		4,857	5,009
Reserve for loss compensation on participating insurance		6,108	6,818
Guarantee reserve		894,906	895,890
Others
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts and reinsurance contracts issued		2,724	3,322		₩ 3,407
Premium reserve	[1]	0	0
Reserve for outstanding claims		2,102	2,426
Unearned premium reserve		622	896
Reserve for dividend to policyholders		0	0
Reserve for distribution of earnings to policyholders		0	0
Reserve for loss compensation on participating insurance		0	0
Guarantee reserve		₩ 0	₩ 0

[1]	Includes negative VOBA amounting to ￦2,698,010 million and ￦2,390,985 million as of December 31, 2020 and 2021, respectively.